Statutory Surplus Reserves - Additional Information (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule Of Distribution Of Profits [Line Items]
Appropriation of net income after taxes to statutory surplus reserve fund required minimum percentage	10.00%
Reserve level threshold for mandatory transfer percentage	50.00%
Retained earnings, appropriated	$ 1,539,584,000		$ 1,538,013,000
Dividends payable, current	29,089,000		141,993,000
Restricted paid in capital, additional paid in capital and statutory surplus reserves	1,937,250,000	¥ 12,672	1,930,199,000	¥ 12,640
Amount of restricted net assets for consolidated and unconsolidated subsidiaries	5,008,306,000		5,873,741,000
Common Shares
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	0		0
Preferred shareholders
Schedule Of Distribution Of Profits [Line Items]
Dividends payable, current	$ 29,089,000		$ 23,107,000